Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid for PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income	Company-Selected Measure: Revenue (7)

2023	$57,775,483	$85,838,523	$15,060,085	$17,984,450	$124	$168	$(202,335,000)	$1,616,952,000
2022	$41,530,160	$40,909,340	$26,408,035	$6,614,390	$119	$132	$(390,278,000)	$1,090,946,000
2021	$19,999,160	$36,864,645	$5,446,150	$29,838,915	$182	$140	$(262,029,000)	$673,100,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our PEO. For all years reported, our PEO was Mr. Jay ChaudhryAmounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our Named Executive Officers (excluding our PEO) (our “NEOs”) as listed below:

Fiscal Year	Non-PEO NEOs

2023	Remo Canessa, Dali Rajic, Robert Schlossman, and Syam Nair
2022	Remo Canessa, Amit Sinha, Dali Rajic, and Robert Schlossman
2021	Remo Canessa, Amit Sinha, Dali Rajic, and Robert Schlossman

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P 500 Information Technology Index. This calculation assumes that $100 was invested in this index on July 31, 2020 (aligned with the period used in footnote 5 above).
PEO Total Compensation Amount	$ 57,775,483	$ 41,530,160	$ 19,999,160
PEO Actually Paid Compensation Amount	$ 85,838,523	40,909,340	36,864,645
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent the compensation actually paid to our PEO, based on his total compensation reported in the Summary Compensation Table for each of the indicated fiscal years and adjusted as shown in the table below:
PEO (Jay Chaudhry)

			2021	2022	2023

	Summary Compensation Table - Total Compensation	(a)	$19,999,160	$41,530,160	$57,775,483
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	-$19,975,500	-$41,506,500	-$57,751,823
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$35,386,500	$23,259,000	$78,286,289
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$—	$—	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$2,760,286
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,454,485	$17,626,680	$4,768,287
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
—	Compensation Actually Paid		$36,864,645	$40,909,340	$85,838,523
Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 15,060,085	26,408,035	5,446,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,984,450	6,614,390	29,838,915
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:
NEO

			2021	2022	2023

	Summary Compensation Table - Total Compensation	(a)	$5,446,150	$26,408,035	$15,060,085
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	-$4,715,209	-$25,656,800	-$14,506,984
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$6,097,920	$14,517,376	$17,177,068
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$18,009,376	-$9,717,756	$395,724
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$177,159	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$5,000,679	$886,375	-$141,443
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
—	Compensation Actually Paid		$29,838,915	$6,614,390	$17,984,450
Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Revenue •Calculated Billings •Annual Recurring Revenue (ARR)
Total Shareholder Return Amount	$ 124	119	182
Peer Group Total Shareholder Return Amount	168	132	140
Net Income (Loss)	$ (202,335,000)	$ (390,278,000)	$ (262,029,000)
Company Selected Measure Amount	1,616,952,000	1,090,946,000	673,100,000
PEO Name	Mr. Jay Chaudhry
Additional 402(v) Disclosure	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on July 31, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.We have selected revenue as the Company-Selected Measure because it is a core driver of our performance and stockholder value creation and, accordingly, was utilized as a metric for performance-based RSUs.
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Calculated Billings
Measure:: 3
Pay vs Performance Disclosure
Name	•Annual Recurring Revenue (ARR)
PEO | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (57,751,823)	$ (41,506,500)	$ (19,975,500)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,286,289	23,259,000	35,386,500
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,760,286	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,768,287	17,626,680	1,454,485
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,506,984)	(25,656,800)	(4,715,209)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,177,068	14,517,376	6,097,920
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,724	(9,717,756)	18,009,376
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	177,159	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,443)	886,375	5,000,679
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0